Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders Equity
Schedule of share capital

	Number of shares	€’000
Opening balance – January 1, 2021	12,054,217	1
Exercise of warrants	1,059,506	1
Issue of shares – Equity incentive plan	10,000	—
Closing balance – December 31, 2021	13,123,723	2

Schedule of historical summary of the share capital

Type of share	Number of shares	€’000	Description
1 Ordinary share of €1,000	1	1	Issued on incorporation
1,000 Ordinary shares of €1 each	999	—	1 share converted to 1,000 shares of €1 each
49,000 Ordinary shares of €1 each	49,000	49	Issued on January 31, 2020
	50,000	50

Class A ordinary shares of $0.0001 each	7,033,356	1	Issued on closing of HL Transaction
Class A ordinary shares of $0.0001 each	2,450,000	—	Issued to PIPE Investors
Class A ordinary shares of $0.0001 each	445,861	—	Exercise of warrants
	9,929,217	1
Class B ordinary shares of $0.0001 each	2,125,000	—	Issued to Fusion Fuel shareholders
	12,054,217	1	Closing balance – December 31, 2020